Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

A.	DATES	Begin	End	# days

1	Payment Date		10/15/2014
2	Collection Period	9/1/2014	9/30/2014	30
3	Monthly Interest Period-Actual	9/15/2014	10/14/2014	30
4	Monthly Interest - Scheduled	9/15/2014	10/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2a Notes	179,000,000.00	131,027,713.00	-	-	8,898,333.70	122,129,379.30	0.6822870
7	Class A-2b Notes	164,000,000.00	120,047,737.05	-	-	8,152,663.28	111,895,073.77	0.6822870
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	551,245,450.05	0.00	0.00	17,050,996.98	534,194,453.07
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	581,285,450.05	$0.00	$0.00	$17,050,996.98	564,234,453.07

	Overcollateralization
13	Exchange Note	89,663,305.03	70,815,902.67				69,110,802.97
14	Series 2013-A Notes	23,759,745.31	56,057,673.95				57,762,773.65

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	79,708.53	0.4452991	8,898,333.70	49.7113615	0.00
19	Class A-2b Notes	0.15360%	0.47360%	47,378.84	0.2888954	8,152,663.28	49.7113615	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			423,535.70	0.5623375	17,050,996.98	22.6389752	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			464,590.37	0.5931875	17,050,996.98	21.7706579	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance	806,969,745.31		637,343,124.00				621,997,226.72

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	691,108,029.69
28	Aggregate Base Residual Value (Not Discounted)	613,408,064.53	551,941,484.37

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	102	842,176.54
30	Turn-in Ratio on Scheduled Terminations			69.61%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	38,411	708,159,026.67
32	Depreciation/Payments		(8,594,643.74)
33	Gross Credit Losses	(57)	(1,093,993.89)
34	Early Terminations — Regular	(2)	(29,600.01)
35	Scheduled Terminations — Returned	(83)	(1,283,737.14)
36	Payoff Units & Lease Reversals	(313)	(6,049,022.20)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	37,956	691,108,029.69

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

C.	SERVICING FEE

39	Servicing Fee Due	590,132.52

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(13,043.64)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
43	Beginning Reserve Account Balance	4,483,165.25
44	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	37,587	99.48%	684,682,494.67
46	31 - 60 Days Delinquent	160	0.42%	3,069,331.92
47	61 - 90 Days Delinquent	24	0.06%	425,118.23
48	91+ Days Delinquent	13	0.04%	150,277.64

49	Total	37,784	100.00%	688,327,222.46

50	Prepayment Speed (1 Month)				0.83%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	85	1,313,337.15
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(1,209,403.58)
53	Less: Excess Wear and Tear Received in Current Period		(4,321.05)
54	Less: Excess Mileage Received in Current Period		(5,752.33)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		93,860.19

56	Beginning Cumulative Net Residual Losses		204,786.51
57	Current Period Net Residual Losses		93,860.19

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		298,646.70

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	57	1,093,993.89
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(816,653.98)

62	Current Period Net Credit Losses/(Gains)		277,339.91

63	Beginning Cumulative Net Credit Losses		2,394,476.11
64	Current Period Net Credit Losses		277,339.91

65	Ending Cumulative Net Credit Losses		2,671,816.02

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.30%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9/30/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

67	Lease Payments Received	11,896,013.06
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	1,220,170.02
69	Liquidation Proceeds, Recoveries & Expenses	817,049.71
70	Insurance Proceeds	(395.73)
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	(693.06)
72	Payoff Payments	6,936,174.22
73	All Other Payments Received	-

74	Collected Amounts	20,868,318.22

75	Investment Earnings on Collection Account	634.91

76	Total Collected Amounts, prior to Servicer Advances	20,868,953.13

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	20,868,953.13

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	590,132.52
80	Interest on the Exchange Note - to the Trust Collection Account	871,035.60
81	Principal on the Exchange Note - to the Trust Collection Account	15,345,897.28
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,323,859.15
83	Remaining Funds Payable to Trust Collection Account	738,028.58

84	Total Distributions	20,868,953.13

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	20,278,820.61

86	Investment Earnings on Reserve Account	147.34

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	20,278,967.95

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	29,506.63
90	Class A Noteholders' Interest Distributable Amount	423,535.70
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,054.67
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	17,050,996.98
96	Remaining Funds Payable to Certificateholder	2,733,873.97

97	Total Distributions	20,278,967.95